PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The major classes of property and equipment are as follow at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Furniture, fixtures and equipment	$1,569,328	$1,290,183
Less: Accumulated depreciation	(1,227,148)	(1,030,002)
	$342,180	$260,181

Depreciation expense in 2020 and 2019 was $197,146 and $159,252, respectively.